Other Non-Current Assets (Details) - CNY (¥)	Aug. 31, 2025	Jun. 30, 2026
Other Non-Current Assets [Abstract]
Prepaid expense for the purchase	¥ 18,076,739	¥ 10,980,605
Consideration	¥ 17,400,605
Contractual consideration		¥ 6,420,000